Non-financial Assets and Liabilities - Schedule of Movements Related to Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	$ 20,079	$ 49,293
Reclassifications		1,473
Charged/(credited) to:
- profit or loss	(3,575)	(30,687)
Ending balance	16,504	20,079
Tax losses (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(55,904)	(74,660)
Reclassifications		1,473
Charged/(credited) to:
- profit or loss	(140)	17,283
Ending balance	(56,044)	(55,904)
Other Temporary Differences (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(669)	(3,566)
Reclassifications		0
Charged/(credited) to:
- profit or loss	(3,387)	2,897
Ending balance	(4,056)	(669)
Intangible Assets (DTL)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	76,652	127,519
Reclassifications		0
Charged/(credited) to:
- profit or loss	(48)	(50,867)
Ending balance	$ 76,604	$ 76,652